UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-10085
                                                     ---------

                   Hillman Capital Management Investment Trust
                   -------------------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
               (Address of principal executive offices)              (Zip code)


                               C. Frank Watson III
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                   Date of fiscal year end: September 30, 2004
                                            ------------------


                    Date of reporting period: March 31, 2004
                                              --------------

Item 1. REPORTS TO STOCKHOLDERS.


________________________________________________________________________________


                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND

________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust




                               Semi-Annual Report
                                   (Unaudited)

                       FOR THE PERIOD ENDED MARCH 31, 2004




                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403


                       THE HILLMAN AGGRESSIVE EQUITY FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Aggressive Equity Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863.

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 98.27%

Aerospace / Defense - 5.00%
     Goodrich Corporation ........................................................                   16,800            $    471,576
                                                                                                                       ------------

Auto Manufacturers - 5.05%
     General Motors Corporation ..................................................                   10,100                 475,710
                                                                                                                       ------------

Commercial Services - 5.07%
     Cendant Corporation .........................................................                   19,600                 478,044
                                                                                                                       ------------

Computers - 10.06%
  (a)EMC Corporation .............................................................                   34,400                 468,184
     Hewlett-Packard Company .....................................................                   21,000                 479,640
                                                                                                                       ------------
                                                                                                                            947,824
                                                                                                                       ------------
Electric - 4.93%
     American Electric Power Co., Inc. ...........................................                   14,100                 464,172
                                                                                                                       ------------

Food - 4.53%
     Whole Foods Market, Inc. ....................................................                    5,700                 427,215
                                                                                                                       ------------

Healthcare Services - 10.12%
     Aetna Inc. ..................................................................                    5,600                 502,432
  (a)Laboratory Corporation of America Holdings ..................................                   11,500                 451,375
                                                                                                                       ------------
                                                                                                                            953,807
                                                                                                                       ------------
Lodging - Hotels - 5.08%
  (a)Host Marriott Corporation ...................................................                   37,500                 479,250
                                                                                                                       ------------

Miscellaneous Manufacturing - 4.99%
     General Electric Co. ........................................................                   15,400                 470,008
                                                                                                                       ------------

Pharmaceuticals - 5.13%
     Pfizer, Inc. ................................................................                   13,800                 483,690
                                                                                                                       ------------

Real Estate Investment Trusts - 9.57%
     Apartment Investment & Management Company ...................................                   14,700                 457,023
     Equity Office Properties Trust ..............................................                   15,400                 444,906
                                                                                                                       ------------
                                                                                                                            901,929
                                                                                                                       ------------
Retail - 8.97%
  (a)Finlay Enterprises Inc. .....................................................                   21,900                 394,419
     Sears, Roebuck and Company ..................................................                   10,500                 451,080
                                                                                                                       ------------
                                                                                                                            845,499
                                                                                                                       ------------



                                                                                                                        (Continued)

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                           Value
                                                                                                      Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

      Telecommunications - 19.77%
        (a)Corning Incorporated ....................................................                  42,100           $    470,678
           Motorola Incorporated ...................................................                  26,900                473,440
           SBC Communications, Inc. ................................................                  18,400                451,536
           Verizon Communications Inc. .............................................                  12,800                467,712
                                                                                                                       ------------
                                                                                                                          1,863,366
                                                                                                                       ------------

           Total Common Stocks (Cost $7,668,314) ...........................................................              9,262,090
                                                                                                                       ------------

INVESTMENT COMPANY - 1.01%

      Evergreen Select Money Market Fund Class I #495 ..............................                  94,843                 94,843
           (Cost $94,843)                                                                                              ------------



Total Value of Investments (Cost $7,763,157 (b)) ...................................                   99.28 %         $  9,356,933
Other Assets Less Liabilities ......................................................                    0.72 %               67,876
                                                                                                                       ------------
      Net Assets ...................................................................                  100.00 %         $  9,424,809
                                                                                                    ========           ============




      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/(depreciation) of investments for financial reporting and federal income tax purposes is as follows:


Unrealized appreciation ...................................................................................            $  1,692,924
Unrealized depreciation ...................................................................................                 (99,148)
                                                                                                                       ------------

           Net unrealized appreciation ....................................................................            $  1,593,776
                                                                                                                       ============












See accompanying notes to financial statements

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $7,763,157) .........................................................                $  9,356,933
      Cash ............................................................................................                          56
      Income receivable ...............................................................................                      18,294
      Receivable for fund shares sold .................................................................                      52,700
      Other asset .....................................................................................                      13,523
                                                                                                                       ------------

           Total assets ...............................................................................                   9,441,506
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      16,697
                                                                                                                       ------------

NET ASSETS
      (applicable to 818,560 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $  9,424,809
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($9,424,809 / 818,560 shares) ...................................................................                $      11.51
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $  8,087,056
      Undistributed net investment income .............................................................                      15,284
      Accumulated net realized loss on investments ....................................................                    (271,307)
      Net unrealized appreciation on investments ......................................................                   1,593,776
                                                                                                                       ------------
                                                                                                                       $  9,424,809
                                                                                                                       ============






















See accompanying notes to financial statements


                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                     Period ended March 31, 2004
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Dividends ....................................................................................              $     68,337
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                    34,205
           Fund administration fees (note 2) ............................................................                     4,276
           Distribution and service fees (note 3) .......................................................                     8,551
           Custody fees (note 2) ........................................................................                     2,377
           Fund accounting fees (note 2) ................................................................                    13,879
           Audit and tax preparation fees ...............................................................                     6,762
           Legal fees ...................................................................................                     5,999
           Securities pricing fees ......................................................................                       882
           Other accounting fees (note 2) ...............................................................                     7,724
           Shareholder servicing expenses ...............................................................                     1,006
           Registration and filing expenses .............................................................                     4,628
           Printing expenses ............................................................................                        46
           Trustee fees and meeting expenses ............................................................                     2,990
           Other operating expenses .....................................................................                     1,499
                                                                                                                       ------------

               Total expenses ...........................................................................                    94,824
                                                                                                                       ------------

               Less:
                    Investment advisory fees waived (note 2) ............................................                   (18,009)
                    Fund administration fees waived (note 2) ............................................                    (4,276)
                    Fund accounting fees waived (note 2) ................................................                   (11,629)
                    Other accounting fees waived (note 2) ...............................................                    (7,724)
                                                                                                                       ------------

               Net expenses .............................................................................                    53,186
                                                                                                                       ------------

                    Net investment income ...............................................................                    15,151
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                   (93,541)
      Change in unrealized appreciation on investments ..................................................                 1,100,923
                                                                                                                       ------------

           Net realized and unrealized gain on investments ..............................................                 1,007,382
                                                                                                                       ------------

               Net increase in net assets resulting from operations .....................................              $  1,022,533
                                                                                                                       ============






See accompanying notes to financial statements

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                    March 31,          September 30,
                                                                                                     2004 (a)               2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment income .............................................................       $     15,151        $     20,446
         Net realized loss from investment transactions ....................................            (93,541)            (87,727)
         Change in unrealized appreciation on investments ..................................          1,100,923           1,567,764
                                                                                                   ------------        ------------

              Net increase in net assets resulting from operations .........................          1,022,533           1,500,483
                                                                                                   ------------        ------------

     Distributions to shareholders from
         Net investment income .............................................................                  0             (20,313)
                                                                                                   ------------        ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ..............          3,245,595             699,170
                                                                                                   ------------        ------------

                     Total increase in net assets ..........................................          4,268,128           2,179,340

NET ASSETS

     Beginning of period ...................................................................          5,156,681           2,977,341
                                                                                                   ------------        ------------

     End of period (including undistributed net investment income  .........................       $  9,424,809        $  5,156,681
                      of $15,284 in 2004 and $133 in 2003)                                         ============        ============



(a) Unaudited.

(b) A summary of capital share activity follows:
                                                                      Period ended                          Year ended
                                                                   March 31, 2004 (a)                   September 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                              Shares              Value                 Shares             Value
------------------------------------------------------------------------------------------------------------------------------------
Shares sold ............................                        336,197       $  3,848,609               103,376       $    865,373

Shares redeemed ........................                        (53,238)          (603,014)              (22,651)          (166,203)
                                                           ------------       ------------          ------------       ------------

     Net increase ......................                        282,959       $  3,245,595                80,725       $    699,170
                                                           ============       ============          ============       ============






See accompanying notes to financial statements

                                                 THE HILLMAN AGGRESSIVE EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period ended     Year ended      Year ended     Period ended
                                                                      March 31,     September 30,   September 30,   September 30,
                                                                      2004 (a)          2003            2002            2001 (b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .............................   $      9.63    $      6.55      $      7.51    $     10.00

      Income (loss) from investment operations
           Net investment income (loss) ..........................          0.02           0.04            (0.04)         (0.12)
           Net realized and unrealized gain (loss) on investments           1.86           3.08            (0.92)         (2.37)
                                                                     -----------    -----------      -----------    -----------

               Total from investment operations ..................          1.88           3.12            (0.96)         (2.49)
                                                                     -----------    -----------      -----------    -----------

      Distributions to shareholders from
           Net investment income .................................          0.00          (0.04)            0.00           0.00
                                                                     -----------    -----------      -----------    -----------

Net asset value, end of period ...................................   $     11.51    $      9.63      $      6.55    $      7.51
                                                                     ===========    ===========      ===========    ===========

Total return .....................................................         19.52 %        47.60 %         (12.67)%       (25.00)%
                                                                     ===========    ===========      ===========    ===========

Ratios/supplemental data
      Net assets, end of period ..................................   $ 9,424,809    $ 5,156,681      $ 2,977,341    $ 2,863,908
                                                                     ===========    ===========      ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .........          2.78 % (c)     3.93 %           4.06 %         6.32 %(c)
           After expense reimbursements and waived fees ..........          1.56 % (c)     2.10 %           2.12 %         3.90 %(c)

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees .........         (0.78)% (c)    (1.30)%          (2.41)%        (4.96)%(c)
           After expense reimbursements and waived fees ..........          0.44 % (c)     0.53 %          (0.46)%        (2.53)%(c)

      Portfolio turnover rate ....................................         21.35 %        41.37 %          67.29 %        52.56 %

(a) Unaudited.

(b) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(c) Annualized.










See accompanying notes to financial statements

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

     The Hillman Aggressive Equity Fund (the "Fund") is a non-diversified series of shares of beneficial interest of the Hillman Capital Management Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks, and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

     A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of the NYSE, generally 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

     B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          The Fund has a capital loss carryforward for federal income tax purposes of $61,754, which expires in the year 2009. It is the intention of the Trustees not to distribute any realized gains until the carryforwards have been offset or expire.


     C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

     D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

     E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.






                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004
                                   (Unaudited)


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Hillman Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The Advisor has voluntarily waived a portion of its fee in the amount of $18,009 ($0.03 per share) for the period ended March 31, 2004. There can be no assurance that the foregoing voluntary fee waiver will continue.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator has voluntarily waived a portion of these fees amounting to $23,629 ($0.04 per share) for the period ended March 31, 2004. There can be no assurance that the foregoing voluntary fee waivers will continue. The Administrator also received the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The Fund incurred $8,551 in distribution and service fees under the Plan for the period ended March 31, 2004.

                                                                     (Continued)

                       THE HILLMAN AGGRESSIVE EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004
                                   (Unaudited)


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, other than short-term investments, aggregated $4,574,763 and $1,447,736, respectively, for the period ended March 31, 2004.


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.

________________________________________________________________________________



                             THE HILLMAN AGGRESSIVE
                                   EQUITY FUND


________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

________________________________________________________________________________



                          THE HILLMAN TOTAL RETURN FUND


________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust




                               Semi-Annual Report
                                   (Unaudited)

                       FOR THE PERIOD ENDED MARCH 31, 2004





                               INVESTMENT ADVISOR
                        Hillman Capital Management, Inc.
                                613 Third Street
                           Eastport Maritime Building
                            Annapolis, Maryland 21403


                          THE HILLMAN TOTAL RETURN FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Total Return Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., Post Office Drawer 4365, Rocky Mount, North Carolina 27803, Phone 1-800-773-3863.

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 75.53%

      Aerospace / Defense - 3.07%
           Goodrich Corporation ....................................................                   8,300           $    232,981
           The Boeing Company ......................................................                   5,700                234,099
                                                                                                                       ------------
                                                                                                                            467,080
                                                                                                                       ------------
      Apparel - 1.89%
           Nike Inc. ...............................................................                   3,700                288,119
                                                                                                                       ------------

      Auto Manufacturers - 1.46%
           General Motors Corporation ..............................................                   4,700                221,370
                                                                                                                       ------------

      Biotechnology - 1.42%
        (a)Amgen Inc. ..............................................................                   3,700                215,229
                                                                                                                       ------------

      Chemicals - 1.47%
           E.I. Du Pont de Nemours & Company .......................................                   5,300                223,766
                                                                                                                       ------------

      Commercial Services - 1.57%
           Cendant Corporation .....................................................                   9,800                239,022
                                                                                                                       ------------

      Computers - 3.02%
        (a)EMC Corporation .........................................................                  19,100                259,951
           Hewlett-Packard Company .................................................                   8,700                198,708
                                                                                                                       ------------
                                                                                                                            458,659
                                                                                                                       ------------
      Electric Companies - 3.51%
           American Electric Power Company, Inc. ...................................                   8,600                283,112
           The Southern Company ....................................................                   8,200                250,100
                                                                                                                       ------------
                                                                                                                            533,212
                                                                                                                       ------------
      Financial Services - 2.97%
           Allied Capital Corporation ..............................................                  14,900                451,321
                                                                                                                       ------------

      Food - 6.39%
           Campbell Soup Company ...................................................                   8,600                234,522
           HJ Heinz Company ........................................................                   6,900                257,301
           Kellogg Company .........................................................                   5,900                231,516
           Whole Foods Market Inc. .................................................                   3,300                247,335
                                                                                                                       ------------
                                                                                                                            970,674
                                                                                                                       ------------
      Hand / Machine Tools - 1.80%
           Black & Decker Corporation ..............................................                   4,800                273,312
                                                                                                                       ------------




                                                                                                                         (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Healthcare Services - 5.80%
     Aetna Inc. ..................................................................                    4,000            $    358,880
  (a)Laboratory Corporation of America Holdings ..................................                    6,900                 270,825
  (a)Sunrise Senior Assisted Living, Inc. ........................................                    7,000                 250,950
                                                                                                                       ------------
                                                                                                                            880,655
                                                                                                                       ------------
Lodging - Hotels - 1.35%
  (a)Host Marriott Corporation ...................................................                   16,000                 204,480
                                                                                                                       ------------

Media - 3.11%
  (a)Time Warner Inc. ............................................................                   15,000                 252,900
     Walt Disney Company .........................................................                    8,800                 219,912
                                                                                                                       ------------
                                                                                                                            472,812
                                                                                                                       ------------
Miscellaneous Manufacturing - 3.46%
     3M Co. ......................................................................                    3,400                 278,358
     General Electric Company ....................................................                    8,100                 247,212
                                                                                                                       ------------
                                                                                                                            525,570
                                                                                                                       ------------
Pharmaceutical - 1.68%
     Pfizer Inc. .................................................................                    7,300                 255,865
                                                                                                                       ------------

Real Estate Investment Trusts - 6.50%
     Apartment Investment & Management Company ...................................                    6,200                 192,758
     Correctional Properties Trust ...............................................                    9,400                 289,520
     Equity Office Properties Trust ..............................................                    8,900                 257,121
     Equity Residential ..........................................................                    8,300                 247,755
                                                                                                                       ------------
                                                                                                                            987,154
                                                                                                                       ------------
Retail - 15.27%
  (a)Brinker International, Inc. .................................................                    7,300                 276,889
  (a)Finlay Enterprises ..........................................................                   22,400                 403,424
     Home Depot Inc. .............................................................                    6,100                 227,896
     McDonald's Corporation ......................................................                    8,600                 245,702
     Outback Steakhouse Inc. .....................................................                    5,300                 258,110
     Sears Roebuck and Co. .......................................................                    4,700                 201,912
  (a)Staples Inc. ................................................................                    8,300                 210,737
     Wal-Mart Stores Inc. ........................................................                    4,500                 268,605
     Wendy's International Inc. ..................................................                    5,600                 227,864
                                                                                                                       ------------
                                                                                                                          2,321,139
                                                                                                                       ------------







                                                                                                                        (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - (Continued)

Telecommunications - 8.16%
  (a)AT&T Wireless Services, Inc. ............................................                       19,700            $    268,117
  (a)Corning Incorporated ....................................................                       22,400                 250,432
     Motorola Incorporated ...................................................                       16,500                 290,400
     SBC Communications Inc. .................................................                        8,200                 201,228
     Verizon Communications Inc. .............................................                        6,300                 230,202
                                                                                                                       ------------
                                                                                                                          1,240,379
                                                                                                                       ------------
Transportation - 1.63%
     FedEx Corporation .......................................................                        3,300                 248,028
                                                                                                                       ------------

     Total Common Stocks (Cost $9,296,210) .................................................................             11,477,846
                                                                                                                       ------------

                                                                                    Interest       Maturity
                                                                 Principal            Rate           Date
                                                               -------------      ------------   ------------
U.S. GOVERNMENT OBLIGATIONS - 3.68%

      United States Treasury Note ..............................   $   50,000           6.875%        05/15/06               55,459
      United States Treasury Note ..............................      500,000           2.625%        05/15/08              503,047
                                                                                                                       ------------

           Total U.S. Government Obligations (Cost $549,006) .................................................              558,506
                                                                                                                       ------------

CORPORATE OBLIGATIONS - 10.38%

      DaimlerChrysler NA Holdings Corp. ........................      140,000           8.500%        01/18/31              172,171
      Ford Motor Credit Co. ....................................      420,000           6.875%        02/01/06              446,723
      General Motors Acceptance Corp. ..........................      200,000           7.500%        07/15/05              212,832
      Merrill Lynch & Co., Inc. ................................       40,000           0.000%        03/20/28                7,917
      Motorola Inc. ............................................      200,000           6.750%        02/01/06              215,114
      Toys R US Inc. ...........................................      500,000           7.625%        08/01/11              522,500
                                                                                                                       ------------

           Total Corporate Obligations (Cost $1,522,495) .....................................................            1,577,257
                                                                                                                       ------------

INVESTMENT COMPANIES - 3.95%                                                                        Shares
                                                                                                  ----------

BlackRock Broad Investment Grade 2009 Term Trust ...................................                 20,000                 330,000
Putnam Master Income Trust .........................................................                 40,600                 270,802
                                                                                                                       ------------

     Total Investment Companies (Cost $566,167) ............................................................                600,802
                                                                                                                       ------------





                                                                                                                        (Continued)

                                                    THE HILLMAN TOTAL RETURN FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2004
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          Value
                                                                                                                         (note 1)
------------------------------------------------------------------------------------------------------------------------------------

Total Value of Investments (Cost $11,933,878 (b)) .............................................           93.54 %      $ 14,214,411
Other Assets Less Liabilities .................................................................            6.46 %           981,685
                                                                                                       --------        ------------
      Net Assets ..............................................................................          100.00 %      $ 15,196,096
                                                                                                       ========        ============


      (a)  Non-income producing investment.

      (b)  Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation/
          (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ............................................................                        $  2,612,583
           Unrealized depreciation ............................................................                            (332,050)
                                                                                                                       ------------

                       Net unrealized appreciation ............................................                        $  2,280,533
                                                                                                                       ============





























See accompanying notes to financial statements

                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2004
                                                             (Unaudited)

ASSETS
      Investments, at value (cost $11,933,878) ........................................................                $ 14,214,411
      Cash ............................................................................................                     724,707
      Income receivable ...............................................................................                      44,100
      Receivable for fund shares sold .................................................................                     215,891
      Other asset .....................................................................................                      17,596
                                                                                                                       ------------

           Total assets ...............................................................................                  15,216,705
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      20,609
                                                                                                                       ------------

NET ASSETS
      (applicable to 1,312,587 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $ 15,196,096
                                                                                                                       ============

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
      ($15,196,096 / 1,312,587 shares) ................................................................                $      11.58
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 13,024,026
      Undistributed net investment income .............................................................                      54,441
      Accumulated net realized loss on investments ....................................................                    (162,904)
      Net unrealized appreciation on investments ......................................................                   2,280,533
                                                                                                                       ------------
                                                                                                                       $ 15,196,096
                                                                                                                       ============






















See accompanying notes to financial statements

                                                    THE HILLMAN TOTAL RETURN FUND

                                                       STATEMENT OF OPERATIONS

                                                     Period ended March 31, 2004
                                                             (Unaudited)

NET INVESTMENT INCOME

      Income
           Interest .....................................................................................              $     65,125
           Dividends ....................................................................................                   138,822
                                                                                                                       ------------

               Total income .............................................................................                   203,947
                                                                                                                       ------------

      Expenses
           Investment advisory fees (note 2) ............................................................                    67,374
           Fund administration fees (note 2) ............................................................                     8,422
           Distribution and service fees (note 3) .......................................................                    16,844
           Custody fees (note 2) ........................................................................                     2,313
           Fund accounting fees (note 2) ................................................................                    14,174
           Audit and tax preparation fees ...............................................................                     6,637
           Legal fees ...................................................................................                     5,999
           Securities pricing fees ......................................................................                     2,532
           Shareholder recordkeeping fees (note 2) ......................................................                    10,524
           Other accounting fees (note 2) ...............................................................                     3,589
           Shareholder servicing expenses ...............................................................                     1,069
           Registration and filing expenses .............................................................                     5,002
           Printing expenses ............................................................................                        62
           Trustee fees and meeting expenses ............................................................                     2,990
           Other operating expenses .....................................................................                     1,856
                                                                                                                       ------------

               Total expenses ...........................................................................                   149,387
                                                                                                                       ------------

               Less:
                    Investment advisory fees waived (note 2) ............................................                   (18,097)
                    Fund administration fees waived (note 2) ............................................                    (7,597)
                    Fund accounting fees waived (note 2) ................................................                      (674)
                    Shareholder recordkeeping fees waived (note 2) ......................................                    (1,524)
                    Other accounting fees waived (note 2) ...............................................                    (3,589)
                                                                                                                       ------------

               Net expenses .............................................................................                   117,906
                                                                                                                       ------------

                    Net investment income ...............................................................                    86,041
                                                                                                                       ------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

      Net realized loss from investment transactions ....................................................                   (42,516)
      Change in unrealized appreciation on investments ..................................................                 1,574,885
                                                                                                                       ------------

           Net realized and unrealized gain on investments ..............................................                 1,532,369
                                                                                                                       ------------

               Net increase in net assets resulting from operations .....................................               $ 1,618,410
                                                                                                                        ===========

See accompanying notes to financial statements

                                                    THE HILLMAN TOTAL RETURN FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                    March 31,          September 30,
                                                                                                    2004 (a)               2003
------------------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS

     Operations
         Net investment income .............................................................       $     86,041        $    136,767
         Net realized loss from investment transactions ....................................            (42,516)           (119,864)
         Change in unrealized appreciation on investments ..................................          1,574,885           1,718,571
                                                                                                   ------------        ------------

              Net increase in net assets resulting from operations .........................          1,618,410           1,735,474
                                                                                                   ------------        ------------

     Distributions to shareholders from
         Net investment income .............................................................            (32,398)           (140,116)
         Net realized gain from investment transactions ....................................                  0             (65,194)
                                                                                                   ------------        ------------

              Decrease in net assets resulting from distributions ..........................            (32,398)           (205,310)
                                                                                                   ------------        ------------

     Capital share transactions
         Increase in net assets resulting from capital share transactions (b) ..............          1,855,991           3,936,359
                                                                                                   ------------        ------------

                     Total increase in net assets ..........................................          3,442,003           5,466,523

NET ASSETS

     Beginning of period ...................................................................         11,754,093           6,287,570
                                                                                                   ------------        ------------

     End of period   (including undistributed net investment income ........................       $ 15,196,096        $ 11,754,093
                      of $54,441 in 2004 and $798 in 2003)                                         ============        =============


(a) Unaudited.
(b) A summary of capital share activity follows:
                                                                    Period ended                            Year ended
                                                                  March 31, 2004 (a)                     September 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                              Shares              Value                 Shares             Value
------------------------------------------------------------------------------------------------------------------------------------

Shares sold ............................................        171,809       $  1,922,603               433,509       $  4,147,763

Shares issued for reinvestment of distributions ........          2,914             32,398                16,936            158,126
                                                           ------------       ------------          ------------       ------------

                                                                174,723          1,955,001               450,445          4,305,889

Shares redeemed ........................................         (8,979)           (99,010)              (42,340)          (369,530)
                                                           ------------       ------------          ------------       ------------
     Net increase ......................................        165,744       $  1,855,991               408,105       $  3,936,359
                                                           ============       ============          ============       ============



See accompanying notes to financial statements

                                                    THE HILLMAN TOTAL RETURN FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

------------------------------------------------------------------------------------------------------------------------------------
                                                                    Period ended     Year ended      Year ended     Period ended
                                                                      March 31,     September 30,   September 30,   September 30,
                                                                      2004 (a)         2003            2002            2001 (b)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ............................    $     10.25    $      8.51      $      8.77    $     10.00

      Income (loss) from investment operations
           Net investment income ................................           0.07           0.14             0.10           0.01
           Net realized and unrealized gain (loss) on investments           1.29           1.83            (0.25)         (1.24)
                                                                     -----------    -----------      -----------    -----------

               Total from investment operations .................           1.36           1.97            (0.15)         (1.23)
                                                                     -----------    -----------      -----------    -----------

      Distributions to shareholders from
           Net investment income ................................          (0.03)         (0.15)           (0.11)          0.00
           Net realized gain from investment transactions .......           0.00          (0.08)            0.00           0.00
                                                                     -----------    -----------      -----------    -----------

               Total distributions ..............................          (0.03)         (0.23)           (0.11)          0.00
                                                                     -----------    -----------      -----------    -----------

Net asset value, end of period ..................................    $     11.58    $     10.25      $      8.51    $      8.77
                                                                     ===========    ===========      ===========    ===========

Total return ....................................................          13.25 %        23.46 %          (1.56)%       (12.50)%
                                                                     ===========    ===========      ===========    ===========

Ratios/supplemental data
      Net assets, end of period .................................    $15,196,096    $11,754,093      $ 6,287,570    $ 5,925,796
                                                                     ===========    ===========      ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........           2.22 % (c)     2.61 %           2.83 %         4.22 %(c)
           After expense reimbursements and waived fees .........           1.75 % (c)     1.83 %           1.80 %         2.78 %(c)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ........           0.84 % (c)     0.83 %           0.08 %        (1.17)%(c)
           After expense reimbursements and waived fees .........           1.30 % (c)     1.62 %           1.11 %         0.27 %(c)

      Portfolio turnover rate ...................................           6.49 %        19.71 %          40.37 %         6.03 %

(a) Unaudited.

(b) For the period from December 29, 2000 (date of initial public investment) to September 30, 2001.

(c) Annualized.







See accompanying notes to financial statements

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

          The Hillman Total Return Fund (the "Fund") is a diversified series of shares of beneficial interest of the Hillman Capital Management
          Investment Trust (the "Trust"), an open-end management investment company. The Trust was organized on July 14, 2000 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The Fund received its initial public investment on December 29, 2000 and began operations on January 2, 2001. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks, and securities convertible into common stocks. The following is a summary of significant accounting policies followed by the Fund.

          A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the close of the NYSE, generally 4:00 p.m. Eastern time, on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures, if any, are valued following procedures approved by the Board of Trustees of the Trust (the "Trustees"). Short-term investments are valued at cost, which approximates value.

          B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

          C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

          D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through
               October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year.

          E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

          Pursuant to an investment advisory agreement, Hillman Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

                                                                     (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004
                                   (Unaudited)


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS(Continued)

          The Advisor has voluntarily waived a portion of its fee in the amount of $18,097 ($0.01 per share) for the period ended March 31, 2004. There can be no assurance that the foregoing voluntary fee waiver will continue.

          The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.125% of the Fund's first $50 million of average daily net assets, 0.10% of the next $50 million of average daily net assets, and 0.075% of average daily net assets over $100 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator has voluntarily waived a portion of these fees amounting to $11,860 ($0.01 per share) for the period ended March 31, 2004. There can be no assurance that the foregoing voluntary fee waivers will continue. The Administrator also receives the following to procure and pay the custodian for the Trust: 0.02% on the first $100 million of the Fund's net assets and 0.009% on all assets over $100 million, plus transaction fees, with a minimum aggregate annual fee of $4,800. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities, which are believed to be immaterial in amount.

          NC Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated based upon a $15 fee per shareholder per year, subject to a minimum fee of $1,750 per month per fund. The Transfer Agent has voluntarily waived a portion of this fee amounting to $1,524 for the period ended March 31, 2004.

          Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

          The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan with respect to all shares pursuant to Rule 12b-1 of the Act (the "Plan"). Rule 12b-1 regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

          The Plan provides that the Fund may incur certain costs, which may not exceed 0.25%, for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The Fund incurred $16,844 in distribution and service fees under the Plan for the period ended March 31, 2004.




                                                                     (Continued)

                          THE HILLMAN TOTAL RETURN FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2004
                                   (Unaudited)


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

          Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, aggregated $2,879,975 and $333,145, respectively, for the period ended March 31, 2004. Purchases and sales of long-term U.S. government securities aggregated $0 and $491,250, respectively, for the period ended March 31, 2004.


PROXY VOTING POLICY

          A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and is available, without charge, upon request, by calling 1-800-773-3863. After June 30, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at http://www.sec.gov.

________________________________________________________________________________



                          THE HILLMAN TOTAL RETURN FUND


________________________________________________________________________________

           a series of the Hillman Capital Management Investment Trust
























                 This Report has been prepared for shareholders
                    and may be distributed to others only if
                      preceded or accompanied by a current
                                   prospectus.

Item 2. CODE OF ETHICS.


         Not applicable.





Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.


         Not applicable.





Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


         Not applicable.





Items 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


         Not applicable.





Items 6. [RESERVED]





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.





Item 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


         Not applicable.



Item 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


         Not applicable.





Item 10. CONTROLS AND PROCEDURES.


(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. EXHIBITS.


(a)(1)   Not applicable.


(a)(2) Certifications required by Item 11.(a)(2) of Form N-CSR are filed herewith as Exhibit 11.(a)(2).

(b) Certifications required by Item 11.(b) of Form N-CSR are filed herewith as Exhibit 11.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hillman Capital Management Investment Trust


By: (Signature and Title)        /s/ Mark A. Hillman
                                 ________________________________
                                 Mark A. Hillman, Trustee, President and
                                 Principal Executive Officer

Date: May 28, 2004







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Mark A. Hillman
                                 ________________________________
                                 Mark A. Hillman, Trustee, President and
                                 Principal Executive Officer

Date:  May 28, 2004




By:  (Signature and Title)       /s/ Fletcher D. Perkins
                                 ________________________________
                                 Fletcher D. Perkins, Treasurer and
                                 Principal Financial Officer

Date:  May 28, 2004